Trade and Other Receivables - Summary of Trade and Other Receivables, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Trade And Other Payables [Line Items]
Accounts receivable related to loans and advances to employees	$ 22,330	$ 21,113	$ 19,828
Recoverable taxes (VAT)	70,945	68,372	87,940
VOSA Project in Argentina [Member]
Trade And Other Payables [Line Items]
Accounts receivable related to loans	353,738	347,670	334,326
Enel Distribución Río S.A. and Enel Distribución Ceará S.A. [Member]
Trade And Other Payables [Line Items]
Accounts receivable related to loans	365,086	27,733	212,345
Enel Distribución Río S.A. and Enel Distribución Ceará S.A. [Member] | Low Income Consumers [Member]
Trade And Other Payables [Line Items]
Accounts receivable related to loans	$ 243,022	$ 184,183	$ 118,002